Leasing Activity, Maturities of Lease Receivables (Details) $ in Millions	Dec. 31, 2025 USD ($)
Direct Financing and Sales-Type Leases, Lease Receivable, Fiscal Year Maturity [Abstract]
2026, direct financing and sales-type leases, lessor	$ 4,426
2027, direct financing and sales-type leases, lessor	3,539
2028, direct financing and sales-type leases, lessor	2,526
2029, direct financing and sales-type leases, lessor	1,555
2030, direct financing and sales-type leases, lessor	979
Thereafter, direct financing and sales-type leases, lessor	1,694
Total lease receivable, direct financing and sales-type leases, lessor	14,719
Lessor, Operating Lease, Payments, Fiscal Year Maturity [Abstract]
2026, operating leases. lessor	93
2027, operating leases, lessor	77
2028, operating leases, lessor	57
2029, operating leases, lessor	40
2030, operating leases, lessor	29
Thereafter, operating leases, lessor	42
Total lease receivables, operating leases, lessor	$ 338